Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000026077
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Capital Shares
Trading Symbol	CCCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Capital Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 2,074,608,039
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,074,608,039 Number of Investments181
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Material Fund Change [Text Block]
C000026075
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Cash II Shares
Trading Symbol	CALXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Cash II Shares	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,074,608,039
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,074,608,039 Number of Investments181
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Material Fund Change [Text Block]
C000026076
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Cash Series Shares
Trading Symbol	CCSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Cash Series Shares	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
AssetsNet	$ 2,074,608,039
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,074,608,039 Number of Investments181
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Material Fund Change [Text Block]
C000026078
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Service Shares
Trading Symbol	CACXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 2,074,608,039
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,074,608,039 Number of Investments181
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Material Fund Change [Text Block]
C000026079
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Wealth Shares
Trading Symbol	CAIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Wealth Shares	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 2,074,608,039
Holdings Count | Holding	181
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,074,608,039 Number of Investments181
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	9.7%
Commerical Paper	29.4%
Variable Rate Demand Instruments	60.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.6%
91-180 Days	9.1%
31-90 Days	33.0%
8-30 Days	1.8%
1-7 Days	55.4%

Material Fund Change [Text Block]
C000167073
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Tax-Free Cash Trust
Class Name	Institutional Shares
Trading Symbol	FFTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,054,908,806
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,054,908,806 Number of Investments148
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Variable Rate Demand Instruments	98.2%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.0%
91-180 Days	0.0%
31-90 Days	0.0%
8-30 Days	0.0%
1-7 Days	98.2%

Material Fund Change [Text Block]
C000026054
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Tax-Free Cash Trust
Class Name	Premier Shares
Trading Symbol	FTFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Premier Shares	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 3,054,908,806
Holdings Count | Holding	148
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,054,908,806 Number of Investments148
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Variable Rate Demand Instruments	98.2%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	0.0%
91-180 Days	0.0%
31-90 Days	0.0%
8-30 Days	0.0%
1-7 Days	98.2%

Material Fund Change [Text Block]
C000026114
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Cash II Shares
Trading Symbol	NYCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Cash II Shares	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 808,395,024
Holdings Count | Holding	124
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$808,395,024 Number of Investments124
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	24.9%
Variable Rate Demand Instruments	75.1%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.2%
91-180 Days	4.4%
31-90 Days	24.2%
8-30 Days	1.7%
1-7 Days	62.5%

Material Fund Change [Text Block]
C000026115
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Cash Series Shares
Trading Symbol	FNCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Cash Series Shares	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 808,395,024
Holdings Count | Holding	124
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$808,395,024 Number of Investments124
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	24.9%
Variable Rate Demand Instruments	75.1%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.2%
91-180 Days	4.4%
31-90 Days	24.2%
8-30 Days	1.7%
1-7 Days	62.5%

Material Fund Change [Text Block]
C000026116
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Service Shares
Trading Symbol	FNTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 808,395,024
Holdings Count | Holding	124
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$808,395,024 Number of Investments124
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	24.9%
Variable Rate Demand Instruments	75.1%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.2%
91-180 Days	4.4%
31-90 Days	24.2%
8-30 Days	1.7%
1-7 Days	62.5%

Material Fund Change [Text Block]
C000026117
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Wealth Shares
Trading Symbol	NISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Wealth Shares	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 808,395,024
Holdings Count | Holding	124
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$808,395,024 Number of Investments124
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Municipal Notes	24.9%
Variable Rate Demand Instruments	75.1%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.2%
91-180 Days	4.4%
31-90 Days	24.2%
8-30 Days	1.7%
1-7 Days	62.5%

Material Fund Change [Text Block]